Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies
Commitments and Contingencies

Note 11—Commitments and Contingencies

Leases

The Company leases two office spaces in Denver, Colorado, one office space in Greeley, Colorado and one office space in Houston, Texas under separate operating lease agreements. The Denver, Colorado leases expire on February 29, 2020 and May 31, 2026, respectively. The Greeley and Houston leases expire on March 31, 2019 and October 31, 2017, respectively. Total rental commitments under non‑cancelable leases for office space were $21.6 million at September 30, 2016. The future minimum lease payments under these non‑cancelable leases are as follows: $0.6 million in 2016,  $2.5 million in 2017,  $2.5 million in 2018,  $2.3 million in 2019,  $2.1 million in 2020 and $11.6 million thereafter. Rent expense was $0.6 million and $1.3 million for the three and nine months ended September 30, 2016, respectively, as compared to $0.3 million and $0.7 million for the three and nine months ended September 30, 2015, respectively.

On June 4, 2015 and March 22, 2016, the Company subleased the remaining term of one of its Denver office leases that expires February 29, 2020. As of September 30, 2016, the sublease will decrease the Company’s future lease payments by $0.8 million.

Drilling Rigs

As of September 30, 2016, the Company had commitments on two drilling rigs. In the event of early termination, the Company would be obligated to pay approximately $1.9 million as of September 30, 2016, as required under the terms of the contract. In March 2015, the Company early terminated one of its drilling rig contracts for approximately $1.7 million, which was recorded in the consolidated statements of operations within the other operating expenses line item. In February 2016, the Company provided notice to terminate one of its drilling rigs for approximately $0.9 million that was subject to commitment at December 31, 2015. This amount was recorded in the consolidated statements of operations within the other operating expenses line item.

Delivery Commitments

As of September 30, 2016, the Company was subject to a long‑term crude oil delivery commitment over a term of 10 years with a commencement date of November 30, 2016. The terms have a fixed monthly delivery commitment of 40,000 Bpd in year one, 52,000 Bpd in year two, and 58,000 Bpd in years three through ten at a price of $3.95 per barrel which is subject to standard Federal Energy Regulatory Commission (“FERC”) escalation rates. The aggregate amount of estimated payments under the agreement is $887.3 million over the ten years.

Upon closing the October 2016 Acquisition, the Company is subject to two additional long-term crude oil delivery commitments. The first has a term of seven years with a commencement date of November 1, 2016, which has delivery commitment obligations of 5,000 Bpd in year one and 3,800 Bpd in year two through seven. The aggregate amount of estimated payments under the agreement is $55.2 million over the seven years. The second has a term of five years with a commencement date of November 1, 2016, which has delivery commitments obligations of 5,000 Bpd in year one and 3,800 Bpd in year two through five. The aggregate amount of the estimate payments under the agreement is $10.4 million over the five years.

None of the Company’s reserves are subject to any priorities or curtailments that may affect quantities delivered to its customers. The Company believes that its future production is adequate to meet its commitments. If for some reason the Company’s production is not sufficient to satisfy its commitments, the Company expects to be able to purchase volumes in the market or make other arrangements to satisfy its commitments.

General

The Company is subject to contingent liabilities with respect to existing or potential claims, lawsuits, and other proceedings, including those involving environmental, tax, and other matters, certain of which are discussed more specifically below. The Company accrues liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such accruals are based on developments to date and the Company’s estimates of the outcomes of these matters and its experience in contesting, litigating, and settling other matters. As the scope of the liabilities becomes better defined, there will be changes in the estimates of future costs, which management currently believes will not have a material effect on the Company’s financial position, results of operations, or cash flows.

As is customary in the oil and gas industry, the Company may at times have commitments in place to reserve or earn certain acreage positions or wells. If the Company does not meet such commitments, the acreage positions or wells may be lost or the Company may be required to pay damages if certain performance conditions are not met.

Legal Matters

In the first three quarters of 2016, the Company received nine invoices related to a terminated firm natural gas transportation service agreement. The natural gas transportation provider has demanded payment under this terminated agreement. The Company has delivered written notice disputing any and all amounts due related to this terminated agreement. The Company intends to vigorously defend itself against any and all demands, if legal proceedings relating to this matter are initiated; we may incur material legal expenses if this dispute results in litigation. The Company is unable to estimate a reasonable possible loss. In the event there is an adverse outcome, the Company currently estimates that its future loss would range between $0 million to $37.2 million that would be paid over the remainder of the original 10 year term of transportation service agreement.

In the ordinary course of business, the Company may at times be subject to claims and legal actions. Management believes it is remote that the impact of such matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. Management is unaware of any pending litigation brought against the Company requiring the reserve of a contingent liability as of the date of these financial statements.

Note 12—Commitments and Contingencies

Leases

The Company leases two office spaces in Denver, Colorado, one office space in Greeley, Colorado and one office space in Houston, Texas under separate operating lease agreements. The Denver, Colorado leases expire on February 29, 2020 and May 31, 2026, respectively. The Greeley and Houston leases expire on March 31, 2019 and October 31, 2017, respectively. Total rental commitments under non-cancelable leases for office space were $22.7 million at December 31, 2015. The future minimum lease payments under these non-cancelable leases are as follows: $1.7 million in 2016, $2.5 million in 2017, $2.5 million in 2018, $2.3 million in 2019, $2.1 million in 2020 and $11.6 million thereafter. Rent expense was $1.1 million and $0.4 million for the years ended December 31, 2015 and 2014, respectively.

On June 4, 2015, the Company subleased the remaining term of one of its Denver office leases that expires February 29, 2020. The sublease will decrease the Company’s future lease payments by $0.9 million.

Drilling Rigs

As of December 31, 2015, the Company was subject to commitments on two drilling rigs. In the event of early termination of these contracts, the Company would be obligated to pay an aggregate amount of approximately $3.0 million as of December 31, 2015, as required under the terms of the contracts. In March 2015, the Company early terminated one of its drilling rig contracts for approximately $1.7 million, which was recorded in the consolidated statements of operations within the other operating expenses line item. In February 2016, the Company provided notice to terminate one of its drilling rigs that was subject to commitment at December 31, 2015. As part of this termination, the Company will be obligated to pay $1.0 million in the second quarter of 2016.

Delivery Commitments

As of December 31, 2015, the Company had long-term crude oil delivery commitments of 40,000 barrels per day (“Bpd”) for a term of ten years and 20,000 Bpd for a term of five years. Both commitments have an expected commencement date of November 30, 2016. The aggregate amount of estimated payments under these agreements was $759.2 million. Neither of these commitments require the Company to deliver oil produced specifically from any of the Company’s properties.

In March 2016, the Company terminated the five year 20,000 Bpd commitment and amended and restated the 40,000 Bpd commitment for new terms including a ten year duration. The commencement date remained unchanged. The Company currently has a fixed monthly delivery commitment of 40,000 Bpd in year one, 52,000 Bpd in year two, and 58,000 Bpd in years three through ten at a price of $3.95 per barrel which is subject to standard FERC escalation rates. The aggregate amount of estimated payments under the new amended and restated agreement is $887.3 million over the ten years.

None of the Company’s reserves are subject to any priorities or curtailments that may affect quantities delivered to its customers. The Company believes that its future production is adequate to meet its commitments. If for some reason the Company’s production is not sufficient to satisfy its commitments, the Company expects to be able to purchase volumes in the market or make other arrangements to satisfy its commitments.

General

The Company is subject to contingent liabilities with respect to existing or potential claims, lawsuits, and other proceedings, including those involving environmental, tax, and other matters, certain of which are discussed more specifically below. The Company accrues liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such accruals are based on developments to date and the Company’s estimates of the outcomes of these matters and its experience in contesting, litigating, and settling other matters. As the scope of the liabilities becomes better defined, there will be changes in the estimates of future costs, which management currently believes will not have a material effect on the Company’s financial position, results of operations, or cash flows.

As is customary in the oil and gas industry, the Company may at times have commitments in place to reserve or earn certain acreage positions or wells. If the Company does not meet such commitments, the acreage positions or wells may be lost or the Company may be required to pay damages if certain performance conditions are not met.

Legal Matters

In the first quarter of 2016, the Company received two invoices related to a terminated firm natural gas transportation service agreement. The natural gas transportation provider has demanded payment under this terminated agreement. The Company has delivered written notice disputing any and all amounts due related to this terminated agreement. The Company intends to vigorously defend itself against any and all demands, if legal proceedings relating to this matter are initiated; we may incur material legal expenses if this dispute results in litigation. The Company is unable to estimate a reasonable possible loss. In the event there is an adverse outcome, the Company currently estimates that its future loss would range between $0 million to $37.2 million that would be paid over the 10 year term of transportation service agreement.

In September 2014, the Company was named as a third party defendant in State of Colorado, Acting by and Through the State Board of Land Commissioners v. R.K. Pinson & Associates, LLC, et al., Case Number 2014-CV-032148 in the Denver District Court. On July 10, 2015 the State of Colorado, acting by and through its State Board of Land Commissioners (the “State”), R.K. Pinson & Associates (“Pinson”), and the Company reached a Settlement Agreement and Mutual Release. As part of the Settlement and Release, the Company or a wholly-owned subsidiary of Holdings was required to stand behind its original authorized bid of $2,000 per acre at auction, which occurred in August 2015. At the August 2015 auction, a wholly-owned subsidiary of Holdings bid and won the tract of land for $2,000 per acre and has since paid the State approximately $1.3 million for the parcel of land. No punitive fees are to be paid by the Company.

In the ordinary course of business, the Company may at times be subject to claims and legal actions. Management believes it is remote that the impact of such matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. Management is unaware of any pending litigation brought against the Company requiring the reserve of a contingent liability as of the date of these financial statements.